SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment

A breakdown of revenues, short-term assets, long-term assets and net-income for each reportable segment as at and for the years ended December 31, 2018 and 2017 is reported below. The Company only had one reporting segment as at and for the year ended December 31, 2016 .

				United States
	Argentina	Colombia	Mexico	of America	Corporate	Total
	$	$	$	$	$	$
December 31, 2018:
Current assets	84,539	227,898	376,301	140,919	278,623	1,108,280
Property and equipment	6,801,551	194,932	1,069,171	155,823	-	8,221,477
Other non-current assets	67,142	-	-	-	3,184,941	3,252,083
Total assets	6,953,232	422,830	1,445,472	296,742	3,463,564	12,581,840

Revenues:
Tower rental revenue	490,202	161,826	-	-	-	652,028
Service revenue	-	-	-	904,714	-	904,714
Service revenue (inter-segment)	(249,580)	249,580	-	-	-	-
Total revenues	240,622	411,406	-	904,714	-	1,556,742

Net income (loss)	458,157	(201,313)	(386,363)	149,812	(8,708,000)	(8,687,707)

December 31, 2017:
Current assets	111,773	108,653	-	5,339	271,264	497,029
Property and equipment	2,503,342	341,371	-	-	21,983	2,866,696
Other non-current assets	21,948	14,435	-	35	1,900,901	1,937,319
Total assets	2,637,063	464,459	-	5,374	2,194,148	5,301,044

Revenues:
Tower rental revenue	65,061	118,700	-	-	-	183,761
Service revenue	-	-	-	16,737	-	16,737
Total revenues	65,061	118,700	-	16,737	-	200,498

Net income (loss)	(800,363)	(308,499)	-	(390,706)	(8,364,109)	(9,863,677)